Note 27 - Contingencies, commitments and restrictions on the distribution of profits (Details Textual) R$ / shares in Units, R$ in Millions, $ in Millions						12 Months Ended
		Dec. 31, 2023 BRL (R$)	Dec. 31, 2022	Oct. 27, 2022	Oct. 09, 2018 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Jun. 24, 2022 USD ($)	Oct. 10, 2018 BRL (R$)	Oct. 10, 2018 USD ($)	Jan. 31, 2012 Subsidiaries R$ / shares shares
Contingencies, commitments and restrictions on the distribution of profits
Performance Guarantees Issued							$ 3,600.0
Praxair S.A. [member]
Contingencies, commitments and restrictions on the distribution of profits
Term of supply contract (Year)						14 years
Purchase commitments							$ 32.7
Techgen S.A. [member]
Contingencies, commitments and restrictions on the distribution of profits
Proportion of ownership interest in associate						22.00%
Proportion of power generation capacity		22.00%					22.00%
Usiminas [member]
Contingencies, commitments and restrictions on the distribution of profits
Proportion of ownership interest in associate						3.96%
Ternium S.A. [member]
Contingencies, commitments and restrictions on the distribution of profits
Proportion of ownership interest in associate						11.46%
Ternium S.A. [member] | Transportadora de Gas del Norte S.A. [member]
Contingencies, commitments and restrictions on the distribution of profits
Term of supply contract (Year)						25 years
Brazil | Usiminas [member]
Contingencies, commitments and restrictions on the distribution of profits
Proportion of ownership interest in associate	[1]	3.96%	3.07%
Purchase commitments							$ 109.6
Argentina
Contingencies, commitments and restrictions on the distribution of profits
Dumping rate imposed				78.30%
Mexico
Contingencies, commitments and restrictions on the distribution of profits
Dumping rate imposed				44.93%
Mexico | Techgen S.A. [member]
Contingencies, commitments and restrictions on the distribution of profits
Proportion of ownership interest in associate		22.00%	22.00%
Luxembourg
Contingencies, commitments and restrictions on the distribution of profits
Percent of minimum transfer of net profit to legal reserve						5.00%
Percent of minimum transfer of net profit until legal reserve equals issued share capital						10.00%
Luxembourg | Ternium S.A. [member]
Contingencies, commitments and restrictions on the distribution of profits
Proportion of ownership interest in associate	[2]	11.46%	11.46%
Confab [member] | Chubb [member]
Contingencies, commitments and restrictions on the distribution of profits
Payments for settlement					$ 3.5
Confab [member] | Veracel Celulose S.A. [member]
Contingencies, commitments and restrictions on the distribution of profits
Settlement, amount ordered to pay, insurance deductible									R$ 100.6	$ 20.8
Settlement, amount ordered to pay, damages									R$ 86.4	$ 17.8
Legal proceedings contingent liability [member]
Contingencies, commitments and restrictions on the distribution of profits
Payments for settlement						$ 9.5
Tax contingent liability [member] | Petroleo Brasileiro S.A. [member]
Contingencies, commitments and restrictions on the distribution of profits
Estimated financial effect of contingent liabilities		R$ 322.2					66.6
Contingent liability for disgorgement and prejudgment interest [member]
Contingencies, commitments and restrictions on the distribution of profits
Settlement, amount ordered to pay								$ 53.1
Contingent liability for civil penalty [member]
Contingencies, commitments and restrictions on the distribution of profits
Settlement, amount ordered to pay								$ 25.0
TENARIS FINANCIAL SERVICES S.A. [member] | Onerous contracts contingent liability [member]
Contingencies, commitments and restrictions on the distribution of profits
Estimated financial effect of contingent liabilities							520.0
CONFAB INDUSTRIAL S.A. and subsidiaries [member] | Companhia Siderúrgica Nacional [member]
Contingencies, commitments and restrictions on the distribution of profits
Percentage of interest payable per month						1.00%
Percentage of compensation payable						10.00%
Estimated financial effect of contingent liabilities		900.4					186.0
Tag-along tender offer to non-controlling interests, percentage											80.00%
Tag-along tender offer to non-controlling interests (in BRL per share) | R$ / shares											R$ 28.8
Tag-along tender offer to non-controlling interests, shares (in shares) | shares											182,609,851
Tag-along tender offer to non-controlling interests, contingent liability											17.90%
CONFAB INDUSTRIAL S.A. and subsidiaries [member] | Tax contingent liability [member]
Contingencies, commitments and restrictions on the distribution of profits
Estimated financial effect of contingent liabilities		R$ 60.7					$ 12.5
Fine imposed, percentage of allegedly undue credits		75.00%					75.00%
Ternium S.A. [member]
Contingencies, commitments and restrictions on the distribution of profits
Number of subsidiaries | Subsidiaries											3
Ternium S.A. [member] | Techgen S.A. [member]
Contingencies, commitments and restrictions on the distribution of profits
Proportion of ownership interest in associate						48.00%
IPSCO Tubulars, Inc. | Commitments and guarantees
Contingencies, commitments and restrictions on the distribution of profits
Term of supply contract (Year)						6 years
Term of supply contract, available extension						12 months
TENARIS BAY CITY, INC. [member] | Nucor Steel Memphis Inc. [member]
Contingencies, commitments and restrictions on the distribution of profits
Term of supply contract (Year)						3 years
Purchase commitments							$ 73.7
Purchase commitments percentage to be made		75.00%					75.00%
JFE Steel Corporation [member]
Contingencies, commitments and restrictions on the distribution of profits
Purchase commitments							$ 30.9

[1]	At December 31, 2023 the voting rights were 6.76% and at December 31, 2022 were 5.19%.
[2]	Including treasury shares.